Cover	12 Months Ended
Oct. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--10-31
Document Fiscal Year Focus	2024
Document Period End Date	Oct. 31, 2024
Entity File Number	1-14446
Entity Registrant Name	TORONTO-DOMINION BANK
Entity Incorporation, State or Country Code	Z4
Entity Primary Sic Number	6029
Entity Tax Identification Number	13-5640479
Entity Address, Address Line One	c/o General Counsel’s Office
Entity Address, Address Line Two	P.O. Box 1
Entity Address, Address Line Three	Toronto-Dominion Centre
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5K 1A2
City Area Code	416
Local Phone Number	308-6963
Title of 12(b) Security	Common Shares
Trading Symbol	TD
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	1,750,271,719
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Icfr Auditor Attestation Flag	true
Document Financial Statement Error Correction	true
Document Fin Stmt Restatement Recovery Analysis Flag	false
Auditor Name	Ernst & Young LLP
Auditor Location	Toronto, Canada
Auditor Firm ID	1263
Amendment Flag	false
Entity Central Index Key	0000947263
Document Fiscal Period Focus	FY
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Glenn Gibson
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	827-7000